Equity	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Disclosure of share capital, reserves and other equity interest [text block]
13	Equity

Share capital

The share capital of the parent company Materialise NV consists of 47,325,438 ordinary nominative shares at December 31, 2017 (2016: 47,325,438;2015: 47,325,438) with no nominal but par value of €0.058 in 2017 (2016: €0.058; 2015: €0.058) for a total amount of K€2,729 at December 31, 2017 (2016: K€2,729; 2015: K€2,729).

in 000€, except share data	Total number of founder shares	Total number of ordinary shares	Total share- holders' capital	Total share- premium
Outstanding at January 1, 2015	−	47,147,256	2,788	76,650
Transfer share capital to share premium	−	−	(69)	69
Capital increase in cash	−	80,182	5	575
Capital increase via exercise warrants on 31/10/2014	−	98,000	5	90
Equity settled share-based payments expense	−	−	−	714

Outstanding on December 31, 2015	−	47,325,438	2,729	78,098
Outstanding at January 1, 2016	−	47,325,438	2,729	78,098
Transfer share capital to share premium	−	−	−	−
Capital increase in cash	−	−	−	−
Capital increase via exercise of warrants	−	−	−	−
Equity settled share-based payments expense	−	−	−	921

Outstanding on December 1, 2016	−	47,325,438	2,729	79,019
Outstanding at January 1, 2017	−	47,325,438	2,729	79,019
Transfer share capital to share premium	−	−	−	−
Capital increase in cash	−	−	−	−
Capital increase via exercise of warrants	−	−	−	−
Equity settled share-based payments expense	−	−	−	820

Outstanding on December 31, 2017	−	47,325,438	2,729	79,839

The transfer of the share capital to the share premium in 2015 relates to the capital increase by exercise of warrants on October 31, 2014 whereby the Group has transferred an amount of K€69 to share premium as registered in the notarial deed of March 5, 2015.

On March 5, 2015, the Group has issued 80,182 new shares at a price of €7.22 per share resulting in an increase of the share capital by K€5 and the share premium by K€575. The creation of the shares was done as part of the deal with the former shareholders of Mobelife.

The shareholders’ capital increased by K€5 in 2015 as a result of the exercise of warrants outstanding and fully vested. The number of new shares issued was 98,000 at a price of €0.98 per share.

Share premium

In Belgium, the portion of the capital increase in excess of par value is typically allocated to share premium.

The carrying value of the share premium is K€79,839 at December 31, 2017 (2016: K€79,019; 2015: K€78,098). The change in 2017 is the result of the share-based payment expense of K€820.

The change in 2016 is the result of the share-based payment expense of K€921. The change in 2015 is the result of (i) the transfer of K€69 from share capital; (ii) the portion of the capital increase in cash of K€575; (iii) the portion of the capital increase due to the exercise of warrants of K€90 and (iv) the result of the share-based payment expense of K€714.

Reserves

The nature and purpose of the reserves is as follows:

	For the year ended December 31
in 000€	2017	2016	2015
Legal reserve	279	279	226
Accumulated deficit	(3,529)	(1,882)	1,181

Reserves	(3,250)	(1,603)	1,407

The legal reserve is increased by reserving 5% of the yearly statutory profit until the legal reserve reaches at least 10% of the shareholders’ capital. The legal reserve cannot be distributed to the shareholders.

The Group did not pay any dividend during 2017, 2016 and 2015.

Non-controlling interest

The non-controlling interest is zero per end of 2017, 2016 and 2015.

No non-controlling interest is recognized for the 16.67% held by a third party in RapidFit+ as the amount was reclassified to a financial liability.

Mobelife

On March 5, 2015 the Group acquired all non-controlling interests in the subsidiary Mobelife for a total cash consideration of K€1,377. The acquisition was accounted for as an equity transaction resulting in a K€1,562 loss recognized in the reserves attributable to the owners of the parent.

Rapidfit+

The Group has purchased a call option and written a put-option on the non-controlling interest in Rapidfit+. The call option is accounted for in accordance with IAS 39 and has an exercise price which is calculated according to a specified contractual formula based on the following parameters: invested capital, multiple of EBITDA minus net financial debt. Based on our analysis the call option remains out of the money and as such the fair value is estimated at zero at December 31, 2017. The call option is exercisable between 2015 and 2019.

The written put option has been recognized as a financial liability and measured at the fair value of the redemption amount and amounts to K€788 at 31 December 2017 (2016: K€735; 2015 K€673). The undiscounted estimated redemption amount totals K€875 at December 31, 2017 (2016: K€875; 2015: K€875). The redemption price has an exercise price according to a specified contractual formula based on the following parameters: invested capital, multiple of EBITDA minus net financial debt. The initial recognition resulted in a reclassification of K€264 from non-controlling interest and K€64 from consolidated reserves. The parameter “invested capital” of the contractual formula has been adjusted in December 2014 to reflect the impact of the capital increase and the exercise period has been extended with one year. As a result, the estimated redemption amount of the written put option has increased by K€273 which has been recorded in diminution of the consolidated reserves. The written put option is exercisable between 2017 and 2021.

In addition, Rapidfit+ has issued 10 dilution warrants to the non-controlling interest which are exercisable upon occurrence of certain specified events. The fair value of the dilution warrants is zero per end of 2017 (2016: zero; 2015: zero).